Loss per share - Basic and diluted loss per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Loss per share
Net income (loss) from continuing operations	$ (6,174)	$ (3,703)
Net income (loss) from discontinued operations		$ (869)
Basic weighted average number of shares	30,438	22,721
Diluted weighted average number of shares	30,438	22,721
Basic - continuing operations	$ (0.20)	$ (0.16)
Diluted - continuing operations	(0.20)	(0.16)
Basic - discontinuing operations		(0.04)
Diluted - discontinuing operations		(0.04)
Total - Basic	(0.20)	(0.20)
Total - Diluted	$ (0.20)	$ (0.20)